Taxes on Income (Details) - Schedule of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 7,343	$ 4,458	$ (3,328)
Foreign	3,568	2,579	1,697
Income (loss) before income taxes	$ 10,911	$ 7,037	$ (1,631)